Acquisition and sale of businesses and purchase of non-controlling interests - Sale of businesses (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019
Net assets disposed of
Goodwill	£ (1,912)	£ (2,682)
Property, plant and equipment	(4,926)	(4,455)	£ (4,089)	£ (4,691)
Net assets	(8,440)	(10,156)
Exchange recycled from other comprehensive income	(4)	0	0
(Loss)/gain on disposal before taxation	2,043	4,235	3,740
Taxation	(589)	(898)	(596)
Profit for the year	1,454	3,337	£ 3,144
Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received in year	11	438
Transaction and other directly attributable costs paid	0	(12)
Net cash received	11	426
Transaction costs payable	(1)	(4)
Consideration received	10	422
Net assets disposed of
Brands	0	(230)
Goodwill	0	(12)
Property, plant and equipment	(1)	(6)
Investment in associates	(1)	(3)
Assets and liabilities held for sale	(30)	0
Inventories	0	(18)
Net assets	(32)	(269)
Impairment charge recognised up until the date of sale	7	0
Exchange recycled from other comprehensive income	(4)	0
(Loss)/gain on disposal before taxation	(33)	153
Taxation	0	(33)
Profit for the year	(33)	£ 120
United National Breweries | Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received in year	10
Transaction and other directly attributable costs paid	0
Net cash received	10
Transaction costs payable	(1)
Consideration received	9
Net assets disposed of
Brands	0
Goodwill	0
Property, plant and equipment	0
Investment in associates	0
Assets and liabilities held for sale	(30)
Inventories	0
Net assets	(30)
Impairment charge recognised up until the date of sale	7
Exchange recycled from other comprehensive income	(4)
(Loss)/gain on disposal before taxation	(32)
Taxation	0
Profit for the year	(32)
Other | Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received in year	1
Transaction and other directly attributable costs paid	0
Net cash received	1
Transaction costs payable	0
Consideration received	1
Net assets disposed of
Brands	0
Goodwill	0
Property, plant and equipment	(1)
Investment in associates	(1)
Assets and liabilities held for sale	0
Inventories	0
Net assets	(2)
Impairment charge recognised up until the date of sale	0
Exchange recycled from other comprehensive income	0
(Loss)/gain on disposal before taxation	(1)
Taxation	0
Profit for the year	£ (1)